Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DIAMOND HILL FUNDS
Entity Central Index Key	0001032423
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Diamond Hill Small Cap Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Small Cap Fund
Class Name	Investor
Trading Symbol	DHSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$63	1.27%*

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHSCX) returned -1.35% for the 6-month period ended June 30, 2025. Over that same period, the Russell 2000 Index returned -1.79%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Investor	-1.35%	7.83%	15.61%	6.46%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell 2000 Index	-1.79	7.68	10.04	7.12

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 205,151,858
Holdings Count | shares	60
Advisory Fees Paid, Amount	$ 849,449
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$205,151,858
Number of Portfolio Holdings	60
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$849,449

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Red Rock Resorts, Inc. Class A	6.2
Ryman Hospitality Properties, Inc.	4.5
Ducommun, Inc.	4.3
Bank OZK	4.0
Triumph Financial, Inc.	3.7
Mr. Cooper Group, Inc.	3.4
Astrana Health, Inc.	2.9
Live Oak Bancshares, Inc.	2.9
Graham Corp.	2.8
United States Lime & Minerals, Inc.	2.8

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Red Rock Resorts, Inc. Class A	6.2
Ryman Hospitality Properties, Inc.	4.5
Ducommun, Inc.	4.3
Bank OZK	4.0
Triumph Financial, Inc.	3.7
Mr. Cooper Group, Inc.	3.4
Astrana Health, Inc.	2.9
Live Oak Bancshares, Inc.	2.9
Graham Corp.	2.8
United States Lime & Minerals, Inc.	2.8

Diamond Hill Small Cap Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Small Cap Fund
Class Name	Class I
Trading Symbol	DHSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$48	0.98%*

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHSIX) returned -1.17% for the 6-month period ended June 30, 2025. Over that same period, the Russell 2000 Index returned -1.79%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Class I	-1.17%	8.16%	15.94%	6.77%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell 2000 Index	-1.79	7.68	10.04	7.12

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 205,151,858
Holdings Count | shares	60
Advisory Fees Paid, Amount	$ 849,449
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$205,151,858
Number of Portfolio Holdings	60
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$849,449

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Red Rock Resorts, Inc. Class A	6.2
Ryman Hospitality Properties, Inc.	4.5
Ducommun, Inc.	4.3
Bank OZK	4.0
Triumph Financial, Inc.	3.7
Mr. Cooper Group, Inc.	3.4
Astrana Health, Inc.	2.9
Live Oak Bancshares, Inc.	2.9
Graham Corp.	2.8
United States Lime & Minerals, Inc.	2.8

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Red Rock Resorts, Inc. Class A	6.2
Ryman Hospitality Properties, Inc.	4.5
Ducommun, Inc.	4.3
Bank OZK	4.0
Triumph Financial, Inc.	3.7
Mr. Cooper Group, Inc.	3.4
Astrana Health, Inc.	2.9
Live Oak Bancshares, Inc.	2.9
Graham Corp.	2.8
United States Lime & Minerals, Inc.	2.8

Diamond Hill Small Cap Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Small Cap Fund
Class Name	Class Y
Trading Symbol	DHSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$42	0.86%*

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHSYX) returned -1.13% for the 6-month period ended June 30, 2025. Over that same period, the Russell 2000 Index returned -1.79%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Class Y	-1.13%	8.30%	16.09%	6.90%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell 2000 Index	-1.79	7.68	10.04	7.12

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 205,151,858
Holdings Count | shares	60
Advisory Fees Paid, Amount	$ 849,449
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$205,151,858
Number of Portfolio Holdings	60
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$849,449

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Red Rock Resorts, Inc. Class A	6.2
Ryman Hospitality Properties, Inc.	4.5
Ducommun, Inc.	4.3
Bank OZK	4.0
Triumph Financial, Inc.	3.7
Mr. Cooper Group, Inc.	3.4
Astrana Health, Inc.	2.9
Live Oak Bancshares, Inc.	2.9
Graham Corp.	2.8
United States Lime & Minerals, Inc.	2.8

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Red Rock Resorts, Inc. Class A	6.2
Ryman Hospitality Properties, Inc.	4.5
Ducommun, Inc.	4.3
Bank OZK	4.0
Triumph Financial, Inc.	3.7
Mr. Cooper Group, Inc.	3.4
Astrana Health, Inc.	2.9
Live Oak Bancshares, Inc.	2.9
Graham Corp.	2.8
United States Lime & Minerals, Inc.	2.8

Diamond Hill Small-Mid Cap Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Small-Mid Cap Fund
Class Name	Investor
Trading Symbol	DHMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$60	1.21%*

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHMAX) returned 0.94% for the 6-month period ended June 30, 2025. Over that same period, the Russell 2500 Index returned 0.44%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Investor	0.94%	8.20%	12.26%	6.48%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell 2500 Index	0.44	9.91	11.44	8.39

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 899,489,126
Holdings Count | shares	64
Advisory Fees Paid, Amount	$ 3,583,563
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$899,489,126
Number of Portfolio Holdings	64
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$3,583,563

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
WESCO International, Inc.	5.0
Red Rock Resorts, Inc. Class A	5.0
Mr. Cooper Group, Inc.	4.4
Post Holdings, Inc.	4.0
Regal Rexnord Corp.	3.7
Gates Industrial Corp. plc	3.6
Huntington Ingalls Industries, Inc.	3.3
CubeSmart	3.1
SS&C Technologies Holdings, Inc.	2.6
Webster Financial Corp.	2.5

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
WESCO International, Inc.	5.0
Red Rock Resorts, Inc. Class A	5.0
Mr. Cooper Group, Inc.	4.4
Post Holdings, Inc.	4.0
Regal Rexnord Corp.	3.7
Gates Industrial Corp. plc	3.6
Huntington Ingalls Industries, Inc.	3.3
CubeSmart	3.1
SS&C Technologies Holdings, Inc.	2.6
Webster Financial Corp.	2.5

Diamond Hill Small-Mid Cap Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Small-Mid Cap Fund
Class Name	Class I
Trading Symbol	DHMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$46	0.92%*

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHMIX) returned 1.09% for the 6-month period ended June 30, 2025. Over that same period, the Russell 2500 Index returned 0.44%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Class I	1.09%	8.53%	12.58%	6.79%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell 2500 Index	0.44	9.91	11.44	8.39

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 899,489,126
Holdings Count | shares	64
Advisory Fees Paid, Amount	$ 3,583,563
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$899,489,126
Number of Portfolio Holdings	64
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$3,583,563

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
WESCO International, Inc.	5.0
Red Rock Resorts, Inc. Class A	5.0
Mr. Cooper Group, Inc.	4.4
Post Holdings, Inc.	4.0
Regal Rexnord Corp.	3.7
Gates Industrial Corp. plc	3.6
Huntington Ingalls Industries, Inc.	3.3
CubeSmart	3.1
SS&C Technologies Holdings, Inc.	2.6
Webster Financial Corp.	2.5

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
WESCO International, Inc.	5.0
Red Rock Resorts, Inc. Class A	5.0
Mr. Cooper Group, Inc.	4.4
Post Holdings, Inc.	4.0
Regal Rexnord Corp.	3.7
Gates Industrial Corp. plc	3.6
Huntington Ingalls Industries, Inc.	3.3
CubeSmart	3.1
SS&C Technologies Holdings, Inc.	2.6
Webster Financial Corp.	2.5

Diamond Hill Small-Mid Cap Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Small-Mid Cap Fund
Class Name	Class Y
Trading Symbol	DHMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$40	0.80%*

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHMYX) returned 1.17% for the 6-month period ended June 30, 2025. Over that same period, the Russell 2500 Index returned 0.44%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Class Y	1.17%	8.65%	12.72%	6.92%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell 2500 Index	0.44	9.91	11.44	8.39

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 899,489,126
Holdings Count | shares	64
Advisory Fees Paid, Amount	$ 3,583,563
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$899,489,126
Number of Portfolio Holdings	64
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$3,583,563

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
WESCO International, Inc.	5.0
Red Rock Resorts, Inc. Class A	5.0
Mr. Cooper Group, Inc.	4.4
Post Holdings, Inc.	4.0
Regal Rexnord Corp.	3.7
Gates Industrial Corp. plc	3.6
Huntington Ingalls Industries, Inc.	3.3
CubeSmart	3.1
SS&C Technologies Holdings, Inc.	2.6
Webster Financial Corp.	2.5

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
WESCO International, Inc.	5.0
Red Rock Resorts, Inc. Class A	5.0
Mr. Cooper Group, Inc.	4.4
Post Holdings, Inc.	4.0
Regal Rexnord Corp.	3.7
Gates Industrial Corp. plc	3.6
Huntington Ingalls Industries, Inc.	3.3
CubeSmart	3.1
SS&C Technologies Holdings, Inc.	2.6
Webster Financial Corp.	2.5

Diamond Hill Mid Cap Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Mid Cap Fund
Class Name	Investor
Trading Symbol	DHPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$54	1.07%*

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHPAX) returned 4.86% for the 6-month period ended June 30, 2025. Over that same period, the Russell Midcap Index returned 4.84%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Investor	4.86%	10.99%	13.15%	6.99%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell Midcap Index	4.84	15.21	13.11	9.89

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 82,017,666
Holdings Count | shares	57
Advisory Fees Paid, Amount	$ 396,629
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$82,017,666
Number of Portfolio Holdings	57
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$396,629

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
WESCO International, Inc.	4.9
Red Rock Resorts, Inc. Class A	4.7
American International Group, Inc.	4.6
Mr. Cooper Group, Inc.	4.5
Post Holdings, Inc.	3.7
Boston Scientific Corp.	3.6
Regal Rexnord Corp.	3.6
Parker-Hannifin Corp.	3.3
Huntington Ingalls Industries, Inc.	2.6
Freeport-McMoRan, Inc.	2.5

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
WESCO International, Inc.	4.9
Red Rock Resorts, Inc. Class A	4.7
American International Group, Inc.	4.6
Mr. Cooper Group, Inc.	4.5
Post Holdings, Inc.	3.7
Boston Scientific Corp.	3.6
Regal Rexnord Corp.	3.6
Parker-Hannifin Corp.	3.3
Huntington Ingalls Industries, Inc.	2.6
Freeport-McMoRan, Inc.	2.5

Diamond Hill Mid Cap Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Mid Cap Fund
Class Name	Class I
Trading Symbol	DHPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$40	0.78%*

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHPIX) returned 4.99% for the 6-month period ended June 30, 2025. Over that same period, the Russell Midcap Index returned 4.84%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Class I	4.99%	11.32%	13.49%	7.31%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell Midcap Index	4.84	15.21	13.11	9.89

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 82,017,666
Holdings Count | shares	57
Advisory Fees Paid, Amount	$ 396,629
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$82,017,666
Number of Portfolio Holdings	57
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$396,629

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
WESCO International, Inc.	4.9
Red Rock Resorts, Inc. Class A	4.7
American International Group, Inc.	4.6
Mr. Cooper Group, Inc.	4.5
Post Holdings, Inc.	3.7
Boston Scientific Corp.	3.6
Regal Rexnord Corp.	3.6
Parker-Hannifin Corp.	3.3
Huntington Ingalls Industries, Inc.	2.6
Freeport-McMoRan, Inc.	2.5

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
WESCO International, Inc.	4.9
Red Rock Resorts, Inc. Class A	4.7
American International Group, Inc.	4.6
Mr. Cooper Group, Inc.	4.5
Post Holdings, Inc.	3.7
Boston Scientific Corp.	3.6
Regal Rexnord Corp.	3.6
Parker-Hannifin Corp.	3.3
Huntington Ingalls Industries, Inc.	2.6
Freeport-McMoRan, Inc.	2.5

Diamond Hill Mid Cap Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Mid Cap Fund
Class Name	Class Y
Trading Symbol	DHPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$34	0.66%*

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHPYX) returned 5.15% for the 6-month period ended June 30, 2025. Over that same period, the Russell Midcap Index returned 4.84%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Class Y	5.15%	11.48%	13.63%	7.44%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell Midcap Index	4.84	15.21	13.11	9.89

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 82,017,666
Holdings Count | shares	57
Advisory Fees Paid, Amount	$ 396,629
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$82,017,666
Number of Portfolio Holdings	57
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$396,629

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
WESCO International, Inc.	4.9
Red Rock Resorts, Inc. Class A	4.7
American International Group, Inc.	4.6
Mr. Cooper Group, Inc.	4.5
Post Holdings, Inc.	3.7
Boston Scientific Corp.	3.6
Regal Rexnord Corp.	3.6
Parker-Hannifin Corp.	3.3
Huntington Ingalls Industries, Inc.	2.6
Freeport-McMoRan, Inc.	2.5

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
WESCO International, Inc.	4.9
Red Rock Resorts, Inc. Class A	4.7
American International Group, Inc.	4.6
Mr. Cooper Group, Inc.	4.5
Post Holdings, Inc.	3.7
Boston Scientific Corp.	3.6
Regal Rexnord Corp.	3.6
Parker-Hannifin Corp.	3.3
Huntington Ingalls Industries, Inc.	2.6
Freeport-McMoRan, Inc.	2.5

Diamond Hill Large Cap Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Large Cap Fund
Class Name	Investor
Trading Symbol	DHLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$49	0.96%*

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLAX) returned 4.10% for the 6-month period ended June 30, 2025. Over that same period, the Russell 1000 Value Index returned 6.00%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Investor	4.10%	9.67%	12.46%	9.40%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell 1000 Value Index	6.00	13.70	13.93	9.19
Russell 1000 Index	6.12	15.66	16.30	13.35

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 8,414,727,808
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 20,831,323
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$8,414,727,808
Number of Portfolio Holdings	48
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$20,831,323

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.8
Berkshire Hathaway, Inc., Class B	4.3
Abbott Laboratories	4.2
Texas Instruments, Inc.	3.9
Aon plc, Class A	3.2
Capital One Financial Corp.	3.2
Colgate-Palmolive Co.	3.1
ConocoPhillips	2.9
Sysco Corp.	2.8
Bank of America Corp.	2.6

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.8
Berkshire Hathaway, Inc., Class B	4.3
Abbott Laboratories	4.2
Texas Instruments, Inc.	3.9
Aon plc, Class A	3.2
Capital One Financial Corp.	3.2
Colgate-Palmolive Co.	3.1
ConocoPhillips	2.9
Sysco Corp.	2.8
Bank of America Corp.	2.6

Diamond Hill Large Cap Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Large Cap Fund
Class Name	Class I
Trading Symbol	DHLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$34	0.67%*

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLRX) returned 4.27% for the 6-month period ended June 30, 2025. Over that same period, the Russell 1000 Value Index returned 6.00%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Class I	4.27%	9.99%	12.79%	9.72%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell 1000 Value Index	6.00	13.70	13.93	9.19
Russell 1000 Index	6.12	15.66	16.30	13.35

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 8,414,727,808
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 20,831,323
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$8,414,727,808
Number of Portfolio Holdings	48
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$20,831,323

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.8
Berkshire Hathaway, Inc., Class B	4.3
Abbott Laboratories	4.2
Texas Instruments, Inc.	3.9
Aon plc, Class A	3.2
Capital One Financial Corp.	3.2
Colgate-Palmolive Co.	3.1
ConocoPhillips	2.9
Sysco Corp.	2.8
Bank of America Corp.	2.6

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.8
Berkshire Hathaway, Inc., Class B	4.3
Abbott Laboratories	4.2
Texas Instruments, Inc.	3.9
Aon plc, Class A	3.2
Capital One Financial Corp.	3.2
Colgate-Palmolive Co.	3.1
ConocoPhillips	2.9
Sysco Corp.	2.8
Bank of America Corp.	2.6

Diamond Hill Large Cap Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Large Cap Fund
Class Name	Class Y
Trading Symbol	DHLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$28	0.55%*

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLYX) returned 4.33% for the 6-month period ended June 30, 2025. Over that same period, the Russell 1000 Value Index returned 6.00%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Class Y	4.33%	10.13%	12.93%	9.84%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell 1000 Value Index	6.00	13.70	13.93	9.19
Russell 1000 Index	6.12	15.66	16.30	13.35

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 8,414,727,808
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 20,831,323
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$8,414,727,808
Number of Portfolio Holdings	48
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$20,831,323

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.8
Berkshire Hathaway, Inc., Class B	4.3
Abbott Laboratories	4.2
Texas Instruments, Inc.	3.9
Aon plc, Class A	3.2
Capital One Financial Corp.	3.2
Colgate-Palmolive Co.	3.1
ConocoPhillips	2.9
Sysco Corp.	2.8
Bank of America Corp.	2.6

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.8
Berkshire Hathaway, Inc., Class B	4.3
Abbott Laboratories	4.2
Texas Instruments, Inc.	3.9
Aon plc, Class A	3.2
Capital One Financial Corp.	3.2
Colgate-Palmolive Co.	3.1
ConocoPhillips	2.9
Sysco Corp.	2.8
Bank of America Corp.	2.6

Diamond Hill Large Cap Concentrated Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Large Cap Concentrated Fund
Class Name	Investor
Trading Symbol	DHFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Large Cap Concentrated Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$49	0.96%*

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHFAX) returned 7.75% for the 6-month period ended June 30, 2025. Over that same period, the Russell 1000 Value Index returned 6.00%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Since Inception (02/26/2021)
Investor	7.75%	13.66%	9.87%
Russell 3000 Index	5.75	15.30	11.95
Russell 1000 Value Index	6.00	13.70	9.61
Russell 1000 Index	6.12	15.66	12.65

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 41,786,984
Holdings Count | shares	22
Advisory Fees Paid, Amount	$ 95,472
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$41,786,984
Number of Portfolio Holdings	22
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$95,472

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
American International Group, Inc.	8.4
Texas Instruments, Inc.	6.4
Berkshire Hathaway, Inc., Class B	6.3
Capital One Financial Corp.	6.2
Abbott Laboratories	5.7
ConocoPhillips	5.3
Colgate-Palmolive Co.	4.9
Aon plc, Class A	4.7
Ferguson Enterprises, Inc.	4.7
Sysco Corp.	4.6

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
American International Group, Inc.	8.4
Texas Instruments, Inc.	6.4
Berkshire Hathaway, Inc., Class B	6.3
Capital One Financial Corp.	6.2
Abbott Laboratories	5.7
ConocoPhillips	5.3
Colgate-Palmolive Co.	4.9
Aon plc, Class A	4.7
Ferguson Enterprises, Inc.	4.7
Sysco Corp.	4.6

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 26, 2025 at https://diamond-hill.com/documents or upon request at 888-226-5595.

The Board of Trustees after careful consideration and upon the recommendation of the Adviser, approved the conversion (the "Reorganization") of the Large Cap Concentrated Fund (the "Target Fund") into an exchange-traded fund ("ETF") by reorganizing the Target Fund into the newly created series of the Trust, the Diamond Hill Large Cap Concentrated ETF (the "Survivor Fund"). The Reorganization is expected to occur on or about September 26, 2025 (the "Closing Date"). The Survivor Fund will not commence operations before completion of the Reorganization and does not have existing shareholders. Shareholders are not required to approve the Reorganization, and shareholders will not be asked to vote. However, shareholders received a Combined Prospectus/Information Statement that contains information about the Survivor Fund and provides details about the terms and conditions of the Reorganization.

Material Fund Change Strategies [Text Block]	The Board of Trustees after careful consideration and upon the recommendation of the Adviser, approved the conversion (the "Reorganization") of the Large Cap Concentrated Fund (the "Target Fund") into an exchange-traded fund ("ETF") by reorganizing the Target Fund into the newly created series of the Trust, the Diamond Hill Large Cap Concentrated ETF (the "Survivor Fund"). The Reorganization is expected to occur on or about September 26, 2025 (the "Closing Date"). The Survivor Fund will not commence operations before completion of the Reorganization and does not have existing shareholders. Shareholders are not required to approve the Reorganization, and shareholders will not be asked to vote. However, shareholders received a Combined Prospectus/Information Statement that contains information about the Survivor Fund and provides details about the terms and conditions of the Reorganization.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 26, 2025 at https://diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://diamond-hill.com/documents
Diamond Hill Large Cap Concentrated Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Large Cap Concentrated Fund
Class Name	Class I
Trading Symbol	DHFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Large Cap Concentrated Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$35	0.67%*

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHFIX) returned 7.94% for the 6-month period ended June 30, 2025. Over that same period, the Russell 1000 Value Index returned 6.00%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Since Inception (02/26/2021)
Class I	7.94%	14.10%	10.21%
Russell 3000 Index	5.75	15.30	11.95
Russell 1000 Value Index	6.00	13.70	9.61
Russell 1000 Index	6.12	15.66	12.65

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 41,786,984
Holdings Count | shares	22
Advisory Fees Paid, Amount	$ 95,472
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$41,786,984
Number of Portfolio Holdings	22
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$95,472

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
American International Group, Inc.	8.4
Texas Instruments, Inc.	6.4
Berkshire Hathaway, Inc., Class B	6.3
Capital One Financial Corp.	6.2
Abbott Laboratories	5.7
ConocoPhillips	5.3
Colgate-Palmolive Co.	4.9
Aon plc, Class A	4.7
Ferguson Enterprises, Inc.	4.7
Sysco Corp.	4.6

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
American International Group, Inc.	8.4
Texas Instruments, Inc.	6.4
Berkshire Hathaway, Inc., Class B	6.3
Capital One Financial Corp.	6.2
Abbott Laboratories	5.7
ConocoPhillips	5.3
Colgate-Palmolive Co.	4.9
Aon plc, Class A	4.7
Ferguson Enterprises, Inc.	4.7
Sysco Corp.	4.6

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 26, 2025 at https://diamond-hill.com/documents or upon request at 888-226-5595.

The Board of Trustees after careful consideration and upon the recommendation of the Adviser, approved the conversion (the "Reorganization") of the Large Cap Concentrated Fund (the "Target Fund") into an exchange-traded fund ("ETF") by reorganizing the Target Fund into the newly created series of the Trust, the Diamond Hill Large Cap Concentrated ETF (the "Survivor Fund"). The Reorganization is expected to occur on or about September 26, 2025 (the "Closing Date"). The Survivor Fund will not commence operations before completion of the Reorganization and does not have existing shareholders. Shareholders are not required to approve the Reorganization, and shareholders will not be asked to vote. However, shareholders received a Combined Prospectus/Information Statement that contains information about the Survivor Fund and provides details about the terms and conditions of the Reorganization.

Material Fund Change Strategies [Text Block]	The Board of Trustees after careful consideration and upon the recommendation of the Adviser, approved the conversion (the "Reorganization") of the Large Cap Concentrated Fund (the "Target Fund") into an exchange-traded fund ("ETF") by reorganizing the Target Fund into the newly created series of the Trust, the Diamond Hill Large Cap Concentrated ETF (the "Survivor Fund"). The Reorganization is expected to occur on or about September 26, 2025 (the "Closing Date"). The Survivor Fund will not commence operations before completion of the Reorganization and does not have existing shareholders. Shareholders are not required to approve the Reorganization, and shareholders will not be asked to vote. However, shareholders received a Combined Prospectus/Information Statement that contains information about the Survivor Fund and provides details about the terms and conditions of the Reorganization.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 26, 2025 at https://diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://diamond-hill.com/documents
Diamond Hill Large Cap Concentrated Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Large Cap Concentrated Fund
Class Name	Class Y
Trading Symbol	DHFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Large Cap Concentrated Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$28	0.55%*

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHFYX) returned 8.01% for the 6-month period ended June 30, 2025. Over that same period, the Russell 1000 Value Index returned 6.00%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Since Inception (02/26/2021)
Class Y	8.01%	14.19%	10.32%
Russell 3000 Index	5.75	15.30	11.95
Russell 1000 Value Index	6.00	13.70	9.61
Russell 1000 Index	6.12	15.66	12.65

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 41,786,984
Holdings Count | shares	22
Advisory Fees Paid, Amount	$ 95,472
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$41,786,984
Number of Portfolio Holdings	22
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$95,472

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
American International Group, Inc.	8.4
Texas Instruments, Inc.	6.4
Berkshire Hathaway, Inc., Class B	6.3
Capital One Financial Corp.	6.2
Abbott Laboratories	5.7
ConocoPhillips	5.3
Colgate-Palmolive Co.	4.9
Aon plc, Class A	4.7
Ferguson Enterprises, Inc.	4.7
Sysco Corp.	4.6

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
American International Group, Inc.	8.4
Texas Instruments, Inc.	6.4
Berkshire Hathaway, Inc., Class B	6.3
Capital One Financial Corp.	6.2
Abbott Laboratories	5.7
ConocoPhillips	5.3
Colgate-Palmolive Co.	4.9
Aon plc, Class A	4.7
Ferguson Enterprises, Inc.	4.7
Sysco Corp.	4.6

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 26, 2025 at https://diamond-hill.com/documents or upon request at 888-226-5595.

The Board of Trustees after careful consideration and upon the recommendation of the Adviser, approved the conversion (the "Reorganization") of the Large Cap Concentrated Fund (the "Target Fund") into an exchange-traded fund ("ETF") by reorganizing the Target Fund into the newly created series of the Trust, the Diamond Hill Large Cap Concentrated ETF (the "Survivor Fund"). The Reorganization is expected to occur on or about September 26, 2025 (the "Closing Date"). The Survivor Fund will not commence operations before completion of the Reorganization and does not have existing shareholders. Shareholders are not required to approve the Reorganization, and shareholders will not be asked to vote. However, shareholders received a Combined Prospectus/Information Statement that contains information about the Survivor Fund and provides details about the terms and conditions of the Reorganization.

Material Fund Change Strategies [Text Block]	The Board of Trustees after careful consideration and upon the recommendation of the Adviser, approved the conversion (the "Reorganization") of the Large Cap Concentrated Fund (the "Target Fund") into an exchange-traded fund ("ETF") by reorganizing the Target Fund into the newly created series of the Trust, the Diamond Hill Large Cap Concentrated ETF (the "Survivor Fund"). The Reorganization is expected to occur on or about September 26, 2025 (the "Closing Date"). The Survivor Fund will not commence operations before completion of the Reorganization and does not have existing shareholders. Shareholders are not required to approve the Reorganization, and shareholders will not be asked to vote. However, shareholders received a Combined Prospectus/Information Statement that contains information about the Survivor Fund and provides details about the terms and conditions of the Reorganization.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 26, 2025 at https://diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://diamond-hill.com/documents
Diamond Hill Select Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Select Fund
Class Name	Investor
Trading Symbol	DHTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$59	1.16%*

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHTAX) returned 3.54% for the 6-month period ended June 30, 2025. Over that same period, the Russell 3000 Index returned 5.75%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Investor	3.54%	9.46%	18.40%	10.19%
Russell 3000 Index	5.75	15.30	15.96	12.96

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 570,391,044
Holdings Count | shares	28
Advisory Fees Paid, Amount	$ 1,934,946
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$570,391,044
Number of Portfolio Holdings	28
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,934,946

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Mr. Cooper Group, Inc.	8.2
American International Group, Inc.	6.7
Regal Rexnord Corp.	6.5
Capital One Financial Corp.	5.4
Cimpress plc	5.4
CarMax, Inc.	5.2
Huntington Ingalls Industries, Inc.	5.2
Red Rock Resorts, Inc. Class A	5.0
Ashland, Inc.	4.1
Coherent Corp.	3.7

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Mr. Cooper Group, Inc.	8.2
American International Group, Inc.	6.7
Regal Rexnord Corp.	6.5
Capital One Financial Corp.	5.4
Cimpress plc	5.4
CarMax, Inc.	5.2
Huntington Ingalls Industries, Inc.	5.2
Red Rock Resorts, Inc. Class A	5.0
Ashland, Inc.	4.1
Coherent Corp.	3.7

Diamond Hill Select Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Select Fund
Class Name	Class I
Trading Symbol	DHLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$44	0.87%*

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLTX) returned 3.65% for the 6-month period ended June 30, 2025. Over that same period, the Russell 3000 Index returned 5.75%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Class I	3.65%	9.73%	18.75%	10.51%
Russell 3000 Index	5.75	15.30	15.96	12.96

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 570,391,044
Holdings Count | shares	28
Advisory Fees Paid, Amount	$ 1,934,946
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$570,391,044
Number of Portfolio Holdings	28
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,934,946

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Mr. Cooper Group, Inc.	8.2
American International Group, Inc.	6.7
Regal Rexnord Corp.	6.5
Capital One Financial Corp.	5.4
Cimpress plc	5.4
CarMax, Inc.	5.2
Huntington Ingalls Industries, Inc.	5.2
Red Rock Resorts, Inc. Class A	5.0
Ashland, Inc.	4.1
Coherent Corp.	3.7

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Mr. Cooper Group, Inc.	8.2
American International Group, Inc.	6.7
Regal Rexnord Corp.	6.5
Capital One Financial Corp.	5.4
Cimpress plc	5.4
CarMax, Inc.	5.2
Huntington Ingalls Industries, Inc.	5.2
Red Rock Resorts, Inc. Class A	5.0
Ashland, Inc.	4.1
Coherent Corp.	3.7

Diamond Hill Select Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Select Fund
Class Name	Class Y
Trading Symbol	DHTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$38	0.75%*

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHTYX) returned 3.76% for the 6-month period ended June 30, 2025. Over that same period, the Russell 3000 Index returned 5.75%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Class Y	3.76%	9.93%	18.90%	10.64%
Russell 3000 Index	5.75	15.30	15.96	12.96

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 570,391,044
Holdings Count | shares	28
Advisory Fees Paid, Amount	$ 1,934,946
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$570,391,044
Number of Portfolio Holdings	28
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,934,946

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Mr. Cooper Group, Inc.	8.2
American International Group, Inc.	6.7
Regal Rexnord Corp.	6.5
Capital One Financial Corp.	5.4
Cimpress plc	5.4
CarMax, Inc.	5.2
Huntington Ingalls Industries, Inc.	5.2
Red Rock Resorts, Inc. Class A	5.0
Ashland, Inc.	4.1
Coherent Corp.	3.7

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Mr. Cooper Group, Inc.	8.2
American International Group, Inc.	6.7
Regal Rexnord Corp.	6.5
Capital One Financial Corp.	5.4
Cimpress plc	5.4
CarMax, Inc.	5.2
Huntington Ingalls Industries, Inc.	5.2
Red Rock Resorts, Inc. Class A	5.0
Ashland, Inc.	4.1
Coherent Corp.	3.7

Diamond Hill Long-Short Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Long-Short Fund
Class Name	Investor
Trading Symbol	DIAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$88	1.71%*

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DIAMX) returned 8.66% for the 6-month period ended June 30, 2025. Over that same period, the Russell 1000 Index returned 6.12% and the 60%/40% Blended Index returned 4.64%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Investor	8.66%	8.55%	10.75%	6.46%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell 1000 Index	6.12	15.66	16.30	13.35
60% Russell 1000/40% Bloomberg US T-Bill 1-3 Month Index	4.64	11.38	11.08	8.99

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,940,983,732
Holdings Count | shares	99
Advisory Fees Paid, Amount	$ 8,247,665
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,940,983,732
Number of Portfolio Holdings	99
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$8,247,665
Number of Long/(Short) Holdings in Portfolio	56/(43)

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Long Portfolio
Short Portfolio
Top Ten Holdings	% of Net Assets
Long:
Microsoft Corp.	4.9
Meta Platforms, Inc., Class A	4.4
Citigroup, Inc.	4.3
American International Group, Inc.	3.9
Alphabet, Inc., Class A	3.8
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.5
WNS Holdings Ltd. - ADR	3.1
Parker-Hannifin Corp.	3.0
Salesforce, Inc.	2.2
Amazon.com, Inc.	2.2
Short:
International Business Machines Corp.	-2.4
Garmin Ltd.	-2.0
Royal Caribbean Cruises Ltd.	-1.6
Core & Main, Inc., Class A	-1.5
Sprouts Farmers Market, Inc.	-1.5
Alarm.com Holdings, Inc.	-1.4
Matson, Inc.	-1.3
Acushnet Holdings Corp.	-1.3
WD-40 Co.	-1.2
Federal Signal Corp.	-1.2

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Long:
Microsoft Corp.	4.9
Meta Platforms, Inc., Class A	4.4
Citigroup, Inc.	4.3
American International Group, Inc.	3.9
Alphabet, Inc., Class A	3.8
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.5
WNS Holdings Ltd. - ADR	3.1
Parker-Hannifin Corp.	3.0
Salesforce, Inc.	2.2
Amazon.com, Inc.	2.2
Short:
International Business Machines Corp.	-2.4
Garmin Ltd.	-2.0
Royal Caribbean Cruises Ltd.	-1.6
Core & Main, Inc., Class A	-1.5
Sprouts Farmers Market, Inc.	-1.5
Alarm.com Holdings, Inc.	-1.4
Matson, Inc.	-1.3
Acushnet Holdings Corp.	-1.3
WD-40 Co.	-1.2
Federal Signal Corp.	-1.2

Diamond Hill Long-Short Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Long-Short Fund
Class Name	Class I
Trading Symbol	DHLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$74	1.42%*

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLSX) returned 8.84% for the 6-month period ended June 30, 2025. Over that same period, the Russell 1000 Index returned 6.12% and the 60%/40% Blended Index returned 4.64%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Class I	8.84%	8.89%	11.08%	6.78%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell 1000 Index	6.12	15.66	16.30	13.35
60% Russell 1000/40% Bloomberg US T-Bill 1-3 Month Index	4.64	11.38	11.08	8.99

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,940,983,732
Holdings Count | shares	99
Advisory Fees Paid, Amount	$ 8,247,665
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,940,983,732
Number of Portfolio Holdings	99
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$8,247,665
Number of Long/(Short) Holdings in Portfolio	56/(43)

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Long Portfolio
Short Portfolio
Top Ten Holdings	% of Net Assets
Long:
Microsoft Corp.	4.9
Meta Platforms, Inc., Class A	4.4
Citigroup, Inc.	4.3
American International Group, Inc.	3.9
Alphabet, Inc., Class A	3.8
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.5
WNS Holdings Ltd. - ADR	3.1
Parker-Hannifin Corp.	3.0
Salesforce, Inc.	2.2
Amazon.com, Inc.	2.2
Short:
International Business Machines Corp.	-2.4
Garmin Ltd.	-2.0
Royal Caribbean Cruises Ltd.	-1.6
Core & Main, Inc., Class A	-1.5
Sprouts Farmers Market, Inc.	-1.5
Alarm.com Holdings, Inc.	-1.4
Matson, Inc.	-1.3
Acushnet Holdings Corp.	-1.3
WD-40 Co.	-1.2
Federal Signal Corp.	-1.2

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Long:
Microsoft Corp.	4.9
Meta Platforms, Inc., Class A	4.4
Citigroup, Inc.	4.3
American International Group, Inc.	3.9
Alphabet, Inc., Class A	3.8
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.5
WNS Holdings Ltd. - ADR	3.1
Parker-Hannifin Corp.	3.0
Salesforce, Inc.	2.2
Amazon.com, Inc.	2.2
Short:
International Business Machines Corp.	-2.4
Garmin Ltd.	-2.0
Royal Caribbean Cruises Ltd.	-1.6
Core & Main, Inc., Class A	-1.5
Sprouts Farmers Market, Inc.	-1.5
Alarm.com Holdings, Inc.	-1.4
Matson, Inc.	-1.3
Acushnet Holdings Corp.	-1.3
WD-40 Co.	-1.2
Federal Signal Corp.	-1.2

Diamond Hill Long-Short Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Long-Short Fund
Class Name	Class Y
Trading Symbol	DIAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$67	1.30%*

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DIAYX) returned 8.89% for the 6-month period ended June 30, 2025. Over that same period, the Russell 1000 Index returned 6.12% and the 60%/40% Blended Index returned 4.64%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Ten Years
Class Y	8.89%	9.02%	11.21%	6.90%
Russell 3000 Index	5.75	15.30	15.96	12.96
Russell 1000 Index	6.12	15.66	16.30	13.35
60% Russell 1000/40% Bloomberg US T-Bill 1-3 Month Index	4.64	11.38	11.08	8.99

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,940,983,732
Holdings Count | shares	99
Advisory Fees Paid, Amount	$ 8,247,665
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,940,983,732
Number of Portfolio Holdings	99
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$8,247,665
Number of Long/(Short) Holdings in Portfolio	56/(43)

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Long Portfolio
Short Portfolio
Top Ten Holdings	% of Net Assets
Long:
Microsoft Corp.	4.9
Meta Platforms, Inc., Class A	4.4
Citigroup, Inc.	4.3
American International Group, Inc.	3.9
Alphabet, Inc., Class A	3.8
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.5
WNS Holdings Ltd. - ADR	3.1
Parker-Hannifin Corp.	3.0
Salesforce, Inc.	2.2
Amazon.com, Inc.	2.2
Short:
International Business Machines Corp.	-2.4
Garmin Ltd.	-2.0
Royal Caribbean Cruises Ltd.	-1.6
Core & Main, Inc., Class A	-1.5
Sprouts Farmers Market, Inc.	-1.5
Alarm.com Holdings, Inc.	-1.4
Matson, Inc.	-1.3
Acushnet Holdings Corp.	-1.3
WD-40 Co.	-1.2
Federal Signal Corp.	-1.2

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Long:
Microsoft Corp.	4.9
Meta Platforms, Inc., Class A	4.4
Citigroup, Inc.	4.3
American International Group, Inc.	3.9
Alphabet, Inc., Class A	3.8
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.5
WNS Holdings Ltd. - ADR	3.1
Parker-Hannifin Corp.	3.0
Salesforce, Inc.	2.2
Amazon.com, Inc.	2.2
Short:
International Business Machines Corp.	-2.4
Garmin Ltd.	-2.0
Royal Caribbean Cruises Ltd.	-1.6
Core & Main, Inc., Class A	-1.5
Sprouts Farmers Market, Inc.	-1.5
Alarm.com Holdings, Inc.	-1.4
Matson, Inc.	-1.3
Acushnet Holdings Corp.	-1.3
WD-40 Co.	-1.2
Federal Signal Corp.	-1.2

Diamond Hill International Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill International Fund
Class Name	Investor
Trading Symbol	DHIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$62	1.15%*

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHIAX) returned 15.83% for the 6-month period ended June 30, 2025. Over that same period, the MSCI ACWI ex USA Index returned 17.90%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Since Inception (12/30/2016)
Investor	15.83%	13.04%	11.71%	9.04%
MSCI ACWI ex USA Index	17.90	17.72	10.13	7.92

Performance Inception Date	Dec. 30, 2016
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 160,146,910
Holdings Count | shares	52
Advisory Fees Paid, Amount	$ 512,867
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$160,146,910
Number of Portfolio Holdings	52
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$512,867

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.1
HDFC Bank Ltd. - ADR	3.8
Wal-Mart de Mexico SAB de CV	3.6
EXOR NV	3.4
Safran SA	3.4
Tesco plc	3.3
Howden Joinery Group plc	3.0
Krones AG	2.9
AIB Group plc	2.8
Compass Group plc	2.8

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.1
HDFC Bank Ltd. - ADR	3.8
Wal-Mart de Mexico SAB de CV	3.6
EXOR NV	3.4
Safran SA	3.4
Tesco plc	3.3
Howden Joinery Group plc	3.0
Krones AG	2.9
AIB Group plc	2.8
Compass Group plc	2.8

Diamond Hill International Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill International Fund
Class Name	Class I
Trading Symbol	DHIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$46	0.86%*

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHIIX) returned 16.03% for the 6-month period ended June 30, 2025. Over that same period, the MSCI ACWI ex USA Index returned 17.90%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Since Inception (12/30/2016)
Class I	16.03%	13.45%	12.05%	9.36%
MSCI ACWI ex USA Index	17.90	17.72	10.13	7.92

Performance Inception Date	Dec. 30, 2016
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 160,146,910
Holdings Count | shares	52
Advisory Fees Paid, Amount	$ 512,867
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$160,146,910
Number of Portfolio Holdings	52
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$512,867

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.1
HDFC Bank Ltd. - ADR	3.8
Wal-Mart de Mexico SAB de CV	3.6
EXOR NV	3.4
Safran SA	3.4
Tesco plc	3.3
Howden Joinery Group plc	3.0
Krones AG	2.9
AIB Group plc	2.8
Compass Group plc	2.8

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.1
HDFC Bank Ltd. - ADR	3.8
Wal-Mart de Mexico SAB de CV	3.6
EXOR NV	3.4
Safran SA	3.4
Tesco plc	3.3
Howden Joinery Group plc	3.0
Krones AG	2.9
AIB Group plc	2.8
Compass Group plc	2.8

Diamond Hill International Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill International Fund
Class Name	Class Y
Trading Symbol	DHIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$40	0.74%*

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHIYX) returned 16.12% for the 6-month period ended June 30, 2025. Over that same period, the MSCI ACWI ex USA Index returned 17.90%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Since Inception (12/30/2016)
Class Y	16.12%	13.60%	12.17%	9.48%
MSCI ACWI ex USA Index	17.90	17.72	10.13	7.92

Performance Inception Date	Dec. 30, 2016
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 160,146,910
Holdings Count | shares	52
Advisory Fees Paid, Amount	$ 512,867
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$160,146,910
Number of Portfolio Holdings	52
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$512,867

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.1
HDFC Bank Ltd. - ADR	3.8
Wal-Mart de Mexico SAB de CV	3.6
EXOR NV	3.4
Safran SA	3.4
Tesco plc	3.3
Howden Joinery Group plc	3.0
Krones AG	2.9
AIB Group plc	2.8
Compass Group plc	2.8

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.1
HDFC Bank Ltd. - ADR	3.8
Wal-Mart de Mexico SAB de CV	3.6
EXOR NV	3.4
Safran SA	3.4
Tesco plc	3.3
Howden Joinery Group plc	3.0
Krones AG	2.9
AIB Group plc	2.8
Compass Group plc	2.8

Diamond Hill Short Duration Securitized Bond Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Short Duration Securitized Bond Fund
Class Name	Investor
Trading Symbol	DHEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$41	0.81%*

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHEAX) returned 3.59% for the 6-month period ended June 30, 2025. Over that same period, the Bloomberg US 1-3 Year Government/Credit Index returned 2.92%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-agency commercial mortgage-backed securities (CMBS) and non-agency mortgage-backed securities (MBS) sectors. The Fund's underweight position to the Treasury market was a relative headwind.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Investor	3.59%	8.33%	5.08%	3.88%
Bloomberg US Aggregate Bond Index	4.02	6.08	-0.73	1.22
Bloomberg US 1-3 Year Government/Credit Index	2.92	5.94	1.58	1.87

Performance Inception Date	Jul. 05, 2016
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 4,160,687,024
Holdings Count | shares	528
Advisory Fees Paid, Amount	$ 6,581,278
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$4,160,687,024
Number of Portfolio Holdings	528
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$6,581,278
Effective Duration	1.29
Weighted Average Life	2.10
Option-Adjusted Spread	263

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Firstkey Homes Trust, Series 2020-SFR2, Class A 1.266% 10/19/37	2.1
GNMA, Pool #DH9776 7.000% 03/20/65	1.3
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class A 5.415% 06/27/33	1.3
U.S. Treasury Notes 2.250% 08/15/27	1.2
Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37	1.0
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	1.0
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	0.9
BX Commercial Mortgage Trust, Series 2025-VLT6, Class D 6.903% 03/15/30	0.8
LHOME Mortgage Trust, Series 2025-RTL1, Class A1 5.652% 01/25/40	0.8
Redwood Funding Trust, Series 2025-RR1, Class A1 6.767% 06/27/28	0.8

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Firstkey Homes Trust, Series 2020-SFR2, Class A 1.266% 10/19/37	2.1
GNMA, Pool #DH9776 7.000% 03/20/65	1.3
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class A 5.415% 06/27/33	1.3
U.S. Treasury Notes 2.250% 08/15/27	1.2
Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37	1.0
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	1.0
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	0.9
BX Commercial Mortgage Trust, Series 2025-VLT6, Class D 6.903% 03/15/30	0.8
LHOME Mortgage Trust, Series 2025-RTL1, Class A1 5.652% 01/25/40	0.8
Redwood Funding Trust, Series 2025-RR1, Class A1 6.767% 06/27/28	0.8

Diamond Hill Short Duration Securitized Bond Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Short Duration Securitized Bond Fund
Class Name	Class I
Trading Symbol	DHEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$26	0.52%*

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHEIX) returned 3.83% for the 6-month period ended June 30, 2025. Over that same period, the Bloomberg US 1-3 Year Government/Credit Index returned 2.92%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-agency commercial mortgage-backed securities (CMBS) and non-agency mortgage-backed securities (MBS) sectors. The Fund's underweight position to the Treasury market was a relative headwind.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Class I	3.83%	8.61%	5.41%	4.19%
Bloomberg US Aggregate Bond Index	4.02	6.08	-0.73	1.22
Bloomberg US 1-3 Year Government/Credit Index	2.92	5.94	1.58	1.87

Performance Inception Date	Jul. 05, 2016
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 4,160,687,024
Holdings Count | shares	528
Advisory Fees Paid, Amount	$ 6,581,278
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$4,160,687,024
Number of Portfolio Holdings	528
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$6,581,278
Effective Duration	1.29
Weighted Average Life	2.10
Option-Adjusted Spread	263

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Firstkey Homes Trust, Series 2020-SFR2, Class A 1.266% 10/19/37	2.1
GNMA, Pool #DH9776 7.000% 03/20/65	1.3
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class A 5.415% 06/27/33	1.3
U.S. Treasury Notes 2.250% 08/15/27	1.2
Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37	1.0
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	1.0
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	0.9
BX Commercial Mortgage Trust, Series 2025-VLT6, Class D 6.903% 03/15/30	0.8
LHOME Mortgage Trust, Series 2025-RTL1, Class A1 5.652% 01/25/40	0.8
Redwood Funding Trust, Series 2025-RR1, Class A1 6.767% 06/27/28	0.8

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Firstkey Homes Trust, Series 2020-SFR2, Class A 1.266% 10/19/37	2.1
GNMA, Pool #DH9776 7.000% 03/20/65	1.3
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class A 5.415% 06/27/33	1.3
U.S. Treasury Notes 2.250% 08/15/27	1.2
Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37	1.0
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	1.0
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	0.9
BX Commercial Mortgage Trust, Series 2025-VLT6, Class D 6.903% 03/15/30	0.8
LHOME Mortgage Trust, Series 2025-RTL1, Class A1 5.652% 01/25/40	0.8
Redwood Funding Trust, Series 2025-RR1, Class A1 6.767% 06/27/28	0.8

Diamond Hill Short Duration Securitized Bond Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Short Duration Securitized Bond Fund
Class Name	Class Y
Trading Symbol	DHEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$20	0.40%*

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHEYX) returned 3.79% for the 6-month period ended June 30, 2025. Over that same period, the Bloomberg US 1-3 Year Government/Credit Index returned 2.92%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-agency commercial mortgage-backed securities (CMBS) and non-agency mortgage-backed securities (MBS) sectors. The Fund's underweight position to the Treasury market was a relative headwind.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Class Y	3.79%	8.74%	5.52%	4.31%
Bloomberg US Aggregate Bond Index	4.02	6.08	-0.73	1.22
Bloomberg US 1-3 Year Government/Credit Index	2.92	5.94	1.58	1.87

Performance Inception Date	Jul. 05, 2016
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 4,160,687,024
Holdings Count | shares	528
Advisory Fees Paid, Amount	$ 6,581,278
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$4,160,687,024
Number of Portfolio Holdings	528
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$6,581,278
Effective Duration	1.29
Weighted Average Life	2.10
Option-Adjusted Spread	263

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Firstkey Homes Trust, Series 2020-SFR2, Class A 1.266% 10/19/37	2.1
GNMA, Pool #DH9776 7.000% 03/20/65	1.3
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class A 5.415% 06/27/33	1.3
U.S. Treasury Notes 2.250% 08/15/27	1.2
Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37	1.0
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	1.0
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	0.9
BX Commercial Mortgage Trust, Series 2025-VLT6, Class D 6.903% 03/15/30	0.8
LHOME Mortgage Trust, Series 2025-RTL1, Class A1 5.652% 01/25/40	0.8
Redwood Funding Trust, Series 2025-RR1, Class A1 6.767% 06/27/28	0.8

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Firstkey Homes Trust, Series 2020-SFR2, Class A 1.266% 10/19/37	2.1
GNMA, Pool #DH9776 7.000% 03/20/65	1.3
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class A 5.415% 06/27/33	1.3
U.S. Treasury Notes 2.250% 08/15/27	1.2
Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37	1.0
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	1.0
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	0.9
BX Commercial Mortgage Trust, Series 2025-VLT6, Class D 6.903% 03/15/30	0.8
LHOME Mortgage Trust, Series 2025-RTL1, Class A1 5.652% 01/25/40	0.8
Redwood Funding Trust, Series 2025-RR1, Class A1 6.767% 06/27/28	0.8

Diamond Hill Core Bond Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Core Bond Fund
Class Name	Investor
Trading Symbol	DHRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$38	0.76%*

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHRAX) returned 4.05% for the 6-month period ended June 30, 2025. Over that same period, the Bloomberg US Aggregate Bond Index returned 4.02%. The Fund's performance was driven by strength in the agency mortgage-back securities (MBS) and corporate credit sectors. The Fund's Treasury holdings were also nicely positive on an absolute basis, but the underweight position to the Treasury market was a relative headwind.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Investor	4.05%	6.58%	0.08%	1.85%
Bloomberg US Aggregate Bond Index	4.02	6.08	-0.73	1.22

Performance Inception Date	Jul. 05, 2016
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 2,457,343,198
Holdings Count | shares	1,077
Advisory Fees Paid, Amount	$ 3,362,637
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$2,457,343,198
Number of Portfolio Holdings	1,077
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$3,362,637
Effective Duration	5.73
Weighted Average Life	7.43
Option-Adjusted Spread	133

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.5
U.S. Treasury Notes 4.000% 02/15/34	2.4
U.S. Treasury Bonds 2.250% 08/15/46	1.6
U.S. Treasury Notes 0.625% 08/15/30	1.2
GNMA, Pool #DJ1126 7.000% 04/20/2065	1.2
U.S. Treasury Bonds 1.625% 11/15/50	1.2
U.S. Treasury Bonds 1.375% 11/15/40	1.2
U.S. Treasury Bonds 1.125% 08/15/40	1.1
FNMA, Pool #FS9979 6.000% 09/01/54	1.1
U.S. Treasury STRIPS 0.625% 2/15/43	1.0

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.5
U.S. Treasury Notes 4.000% 02/15/34	2.4
U.S. Treasury Bonds 2.250% 08/15/46	1.6
U.S. Treasury Notes 0.625% 08/15/30	1.2
GNMA, Pool #DJ1126 7.000% 04/20/2065	1.2
U.S. Treasury Bonds 1.625% 11/15/50	1.2
U.S. Treasury Bonds 1.375% 11/15/40	1.2
U.S. Treasury Bonds 1.125% 08/15/40	1.1
FNMA, Pool #FS9979 6.000% 09/01/54	1.1
U.S. Treasury STRIPS 0.625% 2/15/43	1.0

Diamond Hill Core Bond Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Core Bond Fund
Class Name	Class I
Trading Symbol	DHRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$24	0.47%*

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHRIX) returned 4.16% for the 6-month period ended June 30, 2025. Over that same period, the Bloomberg US Aggregate Bond Index returned 4.02%. The Fund's performance was driven by strength in the agency mortgage-back securities (MBS) and corporate credit sectors. The Fund's Treasury holdings were also nicely positive on an absolute basis, but the underweight position to the Treasury market was a relative headwind.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Class I	4.16%	6.88%	0.35%	2.13%
Bloomberg US Aggregate Bond Index	4.02	6.08	-0.73	1.22

Performance Inception Date	Jul. 05, 2016
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 2,457,343,198
Holdings Count | shares	1,077
Advisory Fees Paid, Amount	$ 3,362,637
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$2,457,343,198
Number of Portfolio Holdings	1,077
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$3,362,637
Effective Duration	5.73
Weighted Average Life	7.43
Option-Adjusted Spread	133

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.5
U.S. Treasury Notes 4.000% 02/15/34	2.4
U.S. Treasury Bonds 2.250% 08/15/46	1.6
U.S. Treasury Notes 0.625% 08/15/30	1.2
GNMA, Pool #DJ1126 7.000% 04/20/2065	1.2
U.S. Treasury Bonds 1.625% 11/15/50	1.2
U.S. Treasury Bonds 1.375% 11/15/40	1.2
U.S. Treasury Bonds 1.125% 08/15/40	1.1
FNMA, Pool #FS9979 6.000% 09/01/54	1.1
U.S. Treasury STRIPS 0.625% 2/15/43	1.0

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.5
U.S. Treasury Notes 4.000% 02/15/34	2.4
U.S. Treasury Bonds 2.250% 08/15/46	1.6
U.S. Treasury Notes 0.625% 08/15/30	1.2
GNMA, Pool #DJ1126 7.000% 04/20/2065	1.2
U.S. Treasury Bonds 1.625% 11/15/50	1.2
U.S. Treasury Bonds 1.375% 11/15/40	1.2
U.S. Treasury Bonds 1.125% 08/15/40	1.1
FNMA, Pool #FS9979 6.000% 09/01/54	1.1
U.S. Treasury STRIPS 0.625% 2/15/43	1.0

Diamond Hill Core Bond Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Core Bond Fund
Class Name	Class Y
Trading Symbol	DHRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$18	0.35%*

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHRYX) returned 4.32% for the 6-month period ended June 30, 2025. Over that same period, the Bloomberg US Aggregate Bond Index returned 4.02%. The Fund's performance was driven by strength in the agency mortgage-back securities (MBS) and corporate credit sectors. The Fund's Treasury holdings were also nicely positive on an absolute basis, but the underweight position to the Treasury market was a relative headwind.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2025
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Class Y	4.32%	6.99%	0.47%	2.25%
Bloomberg US Aggregate Bond Index	4.02	6.08	-0.73	1.22

Performance Inception Date	Jul. 05, 2016
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 2,457,343,198
Holdings Count | shares	1,077
Advisory Fees Paid, Amount	$ 3,362,637
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$2,457,343,198
Number of Portfolio Holdings	1,077
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$3,362,637
Effective Duration	5.73
Weighted Average Life	7.43
Option-Adjusted Spread	133

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.5
U.S. Treasury Notes 4.000% 02/15/34	2.4
U.S. Treasury Bonds 2.250% 08/15/46	1.6
U.S. Treasury Notes 0.625% 08/15/30	1.2
GNMA, Pool #DJ1126 7.000% 04/20/2065	1.2
U.S. Treasury Bonds 1.625% 11/15/50	1.2
U.S. Treasury Bonds 1.375% 11/15/40	1.2
U.S. Treasury Bonds 1.125% 08/15/40	1.1
FNMA, Pool #FS9979 6.000% 09/01/54	1.1
U.S. Treasury STRIPS 0.625% 2/15/43	1.0

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.5
U.S. Treasury Notes 4.000% 02/15/34	2.4
U.S. Treasury Bonds 2.250% 08/15/46	1.6
U.S. Treasury Notes 0.625% 08/15/30	1.2
GNMA, Pool #DJ1126 7.000% 04/20/2065	1.2
U.S. Treasury Bonds 1.625% 11/15/50	1.2
U.S. Treasury Bonds 1.375% 11/15/40	1.2
U.S. Treasury Bonds 1.125% 08/15/40	1.1
FNMA, Pool #FS9979 6.000% 09/01/54	1.1
U.S. Treasury STRIPS 0.625% 2/15/43	1.0

Diamond Hill Core Plus Bond Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Core Plus Bond Fund
Class Name	Investor
Trading Symbol	DHNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Core Plus Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$44	0.86%*

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHNAX) returned 4.23% for the 6-month period ended June 30, 2025. Over that same period, the Bloomberg US Aggregate Bond Index returned 4.02%. The Fund's performance was driven by strength in the agency mortgage-backed securities (MBS) sector. The Fund's corporate credit exposure was also nicely positive on an absolute basis. The Fund's underweight position to the Treasury market was a relative headwind.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2025
	Six Months	Since Inception (10/15/2024)
Investor	4.23%	3.50%
Bloomberg US Aggregate Bond Index	4.02	2.00

Performance Inception Date	Oct. 15, 2024
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 60,545,885
Holdings Count | shares	349
Advisory Fees Paid, Amount	$ 89,622
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$60,545,885
Number of Portfolio Holdings	349
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$89,622
Effective Duration	5.68
Weighted Average Life	7.20
Option-Adjusted Spread	151

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 4.000% 02/15/34	4.5
U.S. Treasury Bonds 3.000% 02/15/48	3.7
U.S. Treasury Notes 0.625% 08/15/30	1.8
GNMA, Pool #DJ1126 7.000% 04/20/2065	1.7
FNMA, Series 2009-50, Class HZ 5.540% 02/25/49	1.3
GNMA, Series 2022-063, Class LM 3.500% 10/20/50	1.2
GNMA, Series 2014-118, Class ZD 2.500% 08/16/44	1.1
FNMA, Pool #BM6504 3.500% 01/01/48	1.1
U.S. Treasury Bonds 2.250% 08/15/46	1.1
U.S. Treasury Bonds 1.125% 08/15/40	1.0

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 4.000% 02/15/34	4.5
U.S. Treasury Bonds 3.000% 02/15/48	3.7
U.S. Treasury Notes 0.625% 08/15/30	1.8
GNMA, Pool #DJ1126 7.000% 04/20/2065	1.7
FNMA, Series 2009-50, Class HZ 5.540% 02/25/49	1.3
GNMA, Series 2022-063, Class LM 3.500% 10/20/50	1.2
GNMA, Series 2014-118, Class ZD 2.500% 08/16/44	1.1
FNMA, Pool #BM6504 3.500% 01/01/48	1.1
U.S. Treasury Bonds 2.250% 08/15/46	1.1
U.S. Treasury Bonds 1.125% 08/15/40	1.0

Diamond Hill Core Plus Bond Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Core Plus Bond Fund
Class Name	Class I
Trading Symbol	DHNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Core Plus Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$29	0.57%*

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHNIX) returned 4.31% for the 6-month period ended June 30, 2025. Over that same period, the Bloomberg US Aggregate Bond Index returned 4.02%. The Fund's performance was driven by strength in the agency mortgage-backed securities (MBS) sector. The Fund's corporate credit exposure was also nicely positive on an absolute basis. The Fund's underweight position to the Treasury market was a relative headwind.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2025
	Six Months	Since Inception (10/15/2024)
Class I	4.31%	3.66%
Bloomberg US Aggregate Bond Index	4.02	2.00

Performance Inception Date	Oct. 15, 2024
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 60,545,885
Holdings Count | shares	349
Advisory Fees Paid, Amount	$ 89,622
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$60,545,885
Number of Portfolio Holdings	349
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$89,622
Effective Duration	5.68
Weighted Average Life	7.20
Option-Adjusted Spread	151

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 4.000% 02/15/34	4.5
U.S. Treasury Bonds 3.000% 02/15/48	3.7
U.S. Treasury Notes 0.625% 08/15/30	1.8
GNMA, Pool #DJ1126 7.000% 04/20/2065	1.7
FNMA, Series 2009-50, Class HZ 5.540% 02/25/49	1.3
GNMA, Series 2022-063, Class LM 3.500% 10/20/50	1.2
GNMA, Series 2014-118, Class ZD 2.500% 08/16/44	1.1
FNMA, Pool #BM6504 3.500% 01/01/48	1.1
U.S. Treasury Bonds 2.250% 08/15/46	1.1
U.S. Treasury Bonds 1.125% 08/15/40	1.0

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 4.000% 02/15/34	4.5
U.S. Treasury Bonds 3.000% 02/15/48	3.7
U.S. Treasury Notes 0.625% 08/15/30	1.8
GNMA, Pool #DJ1126 7.000% 04/20/2065	1.7
FNMA, Series 2009-50, Class HZ 5.540% 02/25/49	1.3
GNMA, Series 2022-063, Class LM 3.500% 10/20/50	1.2
GNMA, Series 2014-118, Class ZD 2.500% 08/16/44	1.1
FNMA, Pool #BM6504 3.500% 01/01/48	1.1
U.S. Treasury Bonds 2.250% 08/15/46	1.1
U.S. Treasury Bonds 1.125% 08/15/40	1.0

Diamond Hill Core Plus Bond Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Core Plus Bond Fund
Class Name	Class Y
Trading Symbol	DHNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Core Plus Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$23	0.45%*

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHNYX) returned 4.47% for the 6-month period ended June 30, 2025. Over that same period, the Bloomberg US Aggregate Bond Index returned 4.02%. The Fund's performance was driven by strength in the agency mortgage-backed securities (MBS) sector. The Fund's corporate credit exposure was also nicely positive on an absolute basis. The Fund's underweight position to the Treasury market was a relative headwind.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2025
	Six Months	Since Inception (10/15/2024)
Class Y	4.47%	3.83%
Bloomberg US Aggregate Bond Index	4.02	2.00

Performance Inception Date	Oct. 15, 2024
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 60,545,885
Holdings Count | shares	349
Advisory Fees Paid, Amount	$ 89,622
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$60,545,885
Number of Portfolio Holdings	349
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$89,622
Effective Duration	5.68
Weighted Average Life	7.20
Option-Adjusted Spread	151

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 4.000% 02/15/34	4.5
U.S. Treasury Bonds 3.000% 02/15/48	3.7
U.S. Treasury Notes 0.625% 08/15/30	1.8
GNMA, Pool #DJ1126 7.000% 04/20/2065	1.7
FNMA, Series 2009-50, Class HZ 5.540% 02/25/49	1.3
GNMA, Series 2022-063, Class LM 3.500% 10/20/50	1.2
GNMA, Series 2014-118, Class ZD 2.500% 08/16/44	1.1
FNMA, Pool #BM6504 3.500% 01/01/48	1.1
U.S. Treasury Bonds 2.250% 08/15/46	1.1
U.S. Treasury Bonds 1.125% 08/15/40	1.0

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 4.000% 02/15/34	4.5
U.S. Treasury Bonds 3.000% 02/15/48	3.7
U.S. Treasury Notes 0.625% 08/15/30	1.8
GNMA, Pool #DJ1126 7.000% 04/20/2065	1.7
FNMA, Series 2009-50, Class HZ 5.540% 02/25/49	1.3
GNMA, Series 2022-063, Class LM 3.500% 10/20/50	1.2
GNMA, Series 2014-118, Class ZD 2.500% 08/16/44	1.1
FNMA, Pool #BM6504 3.500% 01/01/48	1.1
U.S. Treasury Bonds 2.250% 08/15/46	1.1
U.S. Treasury Bonds 1.125% 08/15/40	1.0